Shareholder returns	12 Months Ended
Mar. 31, 2024
Shareholder returns
Shareholder returns

24.         Shareholder returns

An interim dividend of approx. €200m (€0.175 per share) was paid in February 2024. The Board is recommending the payment of a final dividend of approx. €200m (€0.178 per share), subject to AGM approval in September 2024.

There were no shareholder returns during the fiscal years ended March 31, 2023 or March 31, 2022.